GE Dealer Floorplan Master Note Trust

2011-1

Payment Date:	12/20/2012
Collection Period Ended:	11/30/2012
Closing Date:	08/10/2011
Next Payment Date:	1/22/2013
Expected Principal Payment Date:	7/21/2014
Final Maturity Date:	7/20/2016

				Note Payment Detail

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

A	36159LBN5	0.80750%	400,000,000.00	400,000,000.00	0.00	269,166.67	269,166.67	400,000,000.00
B	36159LBP0	1.55750%	8,421,100.00	8,421,100.00	0.00	10,929.89	10,929.89	8,421,100.00
C	36159LBQ8	2.00750%	12,631,600.00	12,631,600.00	0.00	21,131.61	21,131.61	12,631,600.00

TOTALS			421,052,700.00	421,052,700.00	0.00	301,228.17	301,228.17	421,052,700.00

Beginning of Month Balance	6,382,528,829.71
New Volume	2,031,799,663.83
Principal Collections	1,902,740,333.74
Default Amount	678,371.51
End of Month Balance	6,510,909,788.29
Annualized Yield *	7.37%

Aggregate Principal Receivables	End of Month Balance			6,510,909,788.29
	Adjustment for charged-off Receivables			33,672,541.02
	Aggregate Principal Receivables			6,477,237,247.27

Overconcentrations	Are there any Product Line Overconcentrations?	No	0.00
	Are there any Dealer Overconcentrations?	No	0.00
	Are there any Manufacturer Overconcentrations?	No	0.00
Discount Factor		0.0%

Collections		Total	Overconcentration
	Principal Collections	1,902,740,333.74	0.00	1,902,740,333.74
	Non Principal Collections	39,219,997.07	0.00	39,219,997.07
	Total Collections	1,941,960,330.81	0.00	1,941,960,330.81

Defaults	Default Amount	678,371.51	0.00	678,371.51
	Series Allocation Percentage			6.97%
	Investor Default Amount			47,252.68

Charge-offs	Investor Charge-offs			0.00

* Annualized yield = (Non-Principal Collections for the Monthly Period before Overconcentration adjustment/Beginning of Month Balance) x (360/Actual days in Monthly Period)

GE Dealer Floorplan Master Note Trust
2011-1

Payment Date:	12/20/2012
Collection Period Ended:	11/30/2012
Closing Date:	08/10/2011
Next Payment Date:	1/22/2013
Expected Principal Payment Date:	7/21/2014
Final Maturity Date:	7/20/2016

Allocation of Available Non Principal Collections
	Series Allocation Percentage		6.97%
	Available Non Principal Collections Allocated to Series			2,731,910.11
Application of Available Non Principal Collections and Available Principal Collections

(a)	Available Non Principal Collections Allocated to Series			2,731,910.11

	(i)	(A) Amount to Indenture Trustee		0.00
		(B) Amount to Trustee		2,000.00
		(C) Amount to Administrator		55.56
		(D) Amount to Custodian		0.00

	(ii)	Noteholder Servicing Fee		736,842.33
		Unpaid Servicer Advances and interest thereon		0.00

	(iii)	Class A Monthly Interest		269,166.67
	(iv)	Class B Monthly Interest		10,929.89
	(v)	Class C Monthly Interest		21,131.61

	(vi)	Investor Default Amount (treated as Available Principal Collections)		47,252.68
	(vii)	Investor Charge-offs	0.00
		Reimbursement of Investor Charge-offs	0.00
		Unreimbursed Investor Charge-offs	0.00
		Reallocation Principal Collections	0.00
		Reimbursement of Reallocated Principal Collections	0.00
		Unreimbursed Reallocated Principal Collections	0.00
		Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00

	(viii)	Amount Required to be Deposited to the Reserve Account		0.00

	(ix)	Remaining Amounts due to:
		Indenture Trustee		0.00
		Trustee		0.00
		Administrator		0.00
		Custodian		0.00

	(x)	Amounts otherwise required to be Deposited to Principal Account		0.00
				0.00

	(xi)	(If Early Amortization Period has not occurred)
		Release to Issuer to make required yield payments on the Principal Overcollateralization Amount		1,644,531.37

GE Dealer Floorplan Master Note Trust
2011-1

Payment Date:	12/20/2012
Collection Period Ended:	11/30/2012
Closing Date:	08/10/2011
Next Payment Date:	1/22/2013
Expected Principal Payment Date:	7/21/2014
Final Maturity Date:	7/20/2016

Excess Non Principal Collections for Series 2008-A	2,556,364.01
Excess Non Principal Collections for Series 2009-B	1,021,067.22
Excess Non Principal Collections for Series 2010-B	1,912,507.84
Excess Non Principal Collections for Series 2011-1	1,548,785.44
Excess Non Principal Collections for Series 2011-A	1,328,257.84
Excess Non Principal Collections for Series 2012-1	2,926,520.27
Excess Non Principal Collections for Series 2012-2	2,866,982.96
Excess Non Principal Collections for Series 2012-3	2,436,735.39
Excess Non Principal Collections for Series 2012-4	2,604,361.20
Total Excess Non Principal Collections	19,201,582.17

Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2009-B	0.00
Non Principal Shortfalls for Series 2010-B	0.00
Non Principal Shortfalls for Series 2011-1	0.00
Non Principal Shortfalls for Series 2011-A	0.00
Non Principal Shortfalls for Series 2012-1	0.00
Non Principal Shortfalls for Series 2012-2	0.00
Non Principal Shortfalls for Series 2012-3	0.00
Non Principal Shortfalls for Series 2012-4	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2011-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2011-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-4	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	19,201,582.17

GE Dealer Floorplan Master Note Trust
2011-1

Payment Date:	12/20/2012
Collection Period Ended:	11/30/2012
Closing Date:	08/10/2011
Next Payment Date:	1/22/2013
Expected Principal Payment Date:	7/21/2014
Final Maturity Date:	7/20/2016

(b)	Revolving Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement		132,537,377.45
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture		132,584,630.13

(c)	Controlled Accumulation Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement		0.00
	Available Principal Collections Treated as Shared Principal Collections		0.00
	(i)	Monthly Principal Deposited into the Principal Account	0.00
	(ii)	Monthly Principal Deposited to Distribution Account and paid to:
		Class A	0.00
		Class B	0.00
		Class C	0.00
	(iii)	Principal Overcollateralization Amount	0.00
	(iv)	Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

	Early Amortization Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement		0.00
	(i)	Monthly Principal Deposited into the Principal Account	0.00
	(ii)	Monthly Principal Deposited to Distribution Account and paid to:
		Class A	0.00
		Class B	0.00
		Class C	0.00
	(iii)	Amount equal to the Principal Overcollateralization release to Issuer (after the Note Principal Balance shall have been reduced to zero)	0.00
	(iv)	Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,654,296,878.08
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2011-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2011-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-4	0.00
Amount Deposited into the Excess Funding Account	0.00

Released to Issuer	1,654,296,878.08

GE Dealer Floorplan Master Note Trust

2011-1

Payment Date:	12/20/2012
Collection Period Ended:	11/30/2012
Closing Date:	08/10/2011
Next Payment Date:	1/22/2013
Expected Principal Payment Date:	7/21/2014
Final Maturity Date:	7/20/2016

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage		2.50%
Note Principal Balance		421,052,700.00
Required Reserve Account Amount		10,526,317.50

Reserve Account Interest Earnings withdrawn		562.81
Beginning Reserve Account Amount		10,526,317.50
Reserve Account Deposits		0.00
Reserve Account Withdrawals		0.00
Ending Reserve Account Amount		10,526,317.50

Reserve Account Deficiency		0.00

Principal Overcollateralization Amount		21,052,700.00

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		398,974.10
Disbursements		398,974.10
Ending Balance		0.00
Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00
Free Equity Amount (Trust Level)
Note Trust Principal Balance		6,477,237,247.27
Note Principal Balance	5,252,640,733.00
Principal Overcollateralization Amount	263,636,548.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		5,516,277,281.00
Free Equity Amount		960,959,966.27

Minimum Free Equity Percentage		0.00%
Total Overconcentration		0.00
Minimum Free Equity Amount		0.00

GE Dealer Floorplan Master Note Trust

2011-1

Payment Date:	12/20/2012
Collection Period Ended:	11/30/2012
Closing Date:	08/10/2011
Next Payment Date:	1/22/2013
Expected Principal Payment Date:	7/21/2014
Final Maturity Date:	7/20/2016

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Summary of Allocation of Collections

Total Principal Collections	1,902,740,333.74
Principal Collections Allocated to Series 2008-A	248,514,290.45
Principal Collections Allocated to Series 2009-B	99,409,313.62
Principal Collections Allocated to Series 2010-B	165,671,673.85
Principal Collections Allocated to Series 2011-1	132,537,377.45
Principal Collections Allocated to Series 2011-A	112,946,425.17
Principal Collections Allocated to Series 2012-1	248,507,845.03
Principal Collections Allocated to Series 2012-2	248,507,695.14
Principal Collections Allocated to Series 2012-3	198,806,335.98
Principal Collections Allocated to Series 2012-4	198,806,335.98
Principal Collections Not Allocated to Any Series and Released to Issuer	249,033,041.07

Total Non Principal Collections	39,219,997.07
Non Principal Collections Allocated to Series 2008-A	5,122,469.72
Non Principal Collections Allocated to Series 2009-B	2,049,062.04
Non Principal Collections Allocated to Series 2010-B	3,414,886.65
Non Principal Collections Allocated to Series 2011-1	2,731,910.11
Non Principal Collections Allocated to Series 2011-A	2,328,094.06
Non Principal Collections Allocated to Series 2012-1	5,122,336.86
Non Principal Collections Allocated to Series 2012-2	5,122,333.77
Non Principal Collections Allocated to Series 2012-3	4,097,870.73
Non Principal Collections Allocated to Series 2012-4	4,097,870.73
Non Principal Collections Not Allocated to Any Series and Released to Issuer	5,133,162.40

GE Dealer Floorplan Master Note Trust

2011-1

Payment Date:	12/20/2012
Collection Period Ended:	11/30/2012
Closing Date:	08/10/2011
Next Payment Date:	1/22/2013
Expected Principal Payment Date:	7/21/2014
Final Maturity Date:	7/20/2016

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No

Current Monthly Payment Rate	29.81%
Prior Monthly Payment Rate	34.53%
Second Prior Monthly Payment Rate	31.62%
3 Month Average Monthly Payment Rate	31.98%

(7) Has the Default Rate Trigger been met?		No

Current Monthly Default Rate	0.13%
Prior Monthly Default Rate	0.13%
Second Prior Monthly Default Rate	0.07%
3 Month Average Monthly Default Rate	0.11%

(8) Is Reserve Account balance less than Reserve Account trigger?		No
Reserve Account balance	10,526,317.50
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	421,052,700.00
Reserve Account trigger	9,473,685.75

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more consecutive monthly Determination Dates?		No

(10) Have any new series been issued during the related monthly collection period?		Yes

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?		Yes

Number of accounts added /(removed):(3)

Outstanding balance of Principal Receivables in such added /(removed) accounts: ($15,293,403.73)

GE Dealer Floorplan Master Note Trust

2011-1

Payment Date:	12/20/2012
Collection Period Ended:	11/30/2012
Closing Date:	08/10/2011
Next Payment Date:	1/22/2013
Expected Principal Payment Date:	7/21/2014
Final Maturity Date:	7/20/2016

Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31 - 60	20.2	0.31%
61 - 90	8.7	0.13%
91 - 120	2.3	0.03%
121 - 150	1.5	0.02%
151 - 180	3.1	0.05%
181+	8.8	0.14%
*Total	44.6	0.69%

*Figures may not foot due to rounding

Page 8 of 8